Accounts Receivable (Tables)	1 Months Ended
Jun. 30, 2018
Successor [Member]
Schedule of Accounts Receivables

The following table summarizes our accounts receivables for the periods as set forth below (in thousands):

	Successor June 30, 2018	Predecessor December 31, 2017
Trade receivables	78,860	54,143
Other	7,904	8,137
Less: allowance for doubtful accounts	-	(4,106)
Total	86,764	58,174